Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.
Entity Central Index Key	0001843749
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A
Shareholder Report [Line Items]
Fund Name	U.S. Monthly Income Fund for Puerto Rico Residents, Inc.
Class Name	Class A
Trading Symbol	PRAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Monthly Income Fund for Puerto Rico Residents, Inc. (the “Fund”) for the period from January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds . You can also request this information by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]
What were the Fund costs for the last six months?
Annual Fund Operating Expenses
(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment

Class A	$613	2.44%

Expenses Paid, Amount	$ 613
Expense Ratio, Percent	2.44%
Net Assets	$ 48,918,982
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 230,619
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS

Total Net Assets	$48,918,982

# of Portfolio Holdings	68

Portfolio Turnover Rate	0.00%

Total Advisory Fees Paid	$230,619

Holdings [Text Block]
Fund Holdings Summaries
The following
graph
reflects the breakdown of the investment portfolio as of June 30, 2024:

Top 5 Holdings (% of Net Assets)

Autopistas Metropolitanas of Puerto Rico, 6.75%, due 06/30/35	13.48%

Municipal Electric Authority of Georgia , 7.06%, due 04/01/57	3.5%

Metropolitan Transportation Authority, 7.34%, due 11/15/39	3.5%

FNMA Pool AR5162, 3.50%, due 05/01/43	3.1%

Washington State Convention Center, 6.79%, due 07/01/40	2.9%
The following tables show the allocation of the Fund’s portfolio using various metrics
as of the end of the period:

Portfolio Composition

Puerto Rico Corporate	11.64%

Mortgage-Backed Securites	6.26%

U.S. Municipals - Transportation Bonds	23.72%

U.S. Municipals - Utilities Bonds	10.68%

U.S. Municipals - Dedicated Tax Bonds	32.16%

U.S. Municipals - Healthcare Bonds	7.21%

U.S. Municipals - Educational Bonds	4.67%

U.S. Municipals - Others	3.66%
Total	100.00%

Geographic Allocation

Puerto Rico	17.90%

U.S.	82.10%

100.00%
The following table shows the ratings of the Fund’s portfolio securities
as of June 30, 2024. The ratings used are the highest
rating
given by one of the three nationally recognized rating agencies, Fitch Ratings (Fitch), Moody’s Investors Service (Moody’s), and S&P Global Ratings (S&P). Ratings are subject to change.

Rating	Percent

AAA	10.31%

AA	54.21%

A	13.70%

BBB	21.78%

Total	100.00%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Autopistas Metropolitanas of Puerto Rico, 6.75%, due 06/30/35	13.48%

Municipal Electric Authority of Georgia , 7.06%, due 04/01/57	3.5%

Metropolitan Transportation Authority, 7.34%, due 11/15/39	3.5%

FNMA Pool AR5162, 3.50%, due 05/01/43	3.1%

Washington State Convention Center, 6.79%, due 07/01/40	2.9%

U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P
Shareholder Report [Line Items]
Fund Name	U.S. Monthly Income Fund for Puerto Rico Residents, Inc.
Class Name	Class P
Trading Symbol	PRAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Monthly Income Fund for Puerto Rico Residents, Inc. (the “Fund”) for the period from January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds . You can also request this information by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]
What were the Fund costs for the last six months?
Annual Fund Operating Expenses
(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment

Class P	$247	2.44%

Expenses Paid, Amount	$ 247
Expense Ratio, Percent	2.44%
Net Assets	$ 19,776,116
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 89,381
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS

Total Net Assets	$19,776,116

# of Portfolio Holdings	68

Portfolio Turnover Rate	0.00%

Total Advisory Fees Paid	$89,381

Holdings [Text Block]
Fund Holdings Summaries
The following graph reflects the
breakdown
of the investment portfolio as of June 30, 2024:

Top 5 Holdings (% of Net Assets)

Autopistas Metropolitanas of Puerto Rico, 6.75%, due 06/30/35	13.48%

Municipal Electric Authority of Georgia, 7.06%, due 04/01/57	3.5%

Metropolitan Transportation Authority, 7.34%, due 11/15/39	3.5%

FNMA Pool AR5162, 3.50%, due 05/01/43	3.1%

Washington State Convention Center, 6.79%, due 07/01/40	2.9%
The following tables show the allocation of the Fund’s portfolio using various metrics as of the end of the period:

Portfolio Composition

Puerto Rico Corporate	11.64%

Mortgage-Backed Securites	6.26%

U.S. Municipals - Transportation Bonds	23.72%

U.S. Municipals - Utilities Bonds	10.68%

U.S. Municipals - Dedicated Tax Bonds	32.16%

U.S. Municipals - Healthcare Bonds	7.21%

U.S. Municipals - Educational Bonds	4.67%

U.S. Municipals - Others	3.66%
Total	100.00%

Geographic Allocation

Puerto Rico	17.90%

U.S.	82.10%

100.00%
The following table shows the ratings of the Fund’s portfolio securities as of June 30, 2024. The ratings used are the highest rating given by one of the three nationally recognized rating agencies
, Fitch Ratings (Fitch), Moody’s Investors Service (Moody’s), and S&P Global Ratings (S&P). Ratings are subject to change.

Rating	Percent

AAA	10.31%

AA	54.21%

A	13.70%

BBB	21.78%

Total	100.00%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Autopistas Metropolitanas of Puerto Rico, 6.75%, due 06/30/35	13.48%

Municipal Electric Authority of Georgia, 7.06%, due 04/01/57	3.5%

Metropolitan Transportation Authority, 7.34%, due 11/15/39	3.5%

FNMA Pool AR5162, 3.50%, due 05/01/43	3.1%

Washington State Convention Center, 6.79%, due 07/01/40	2.9%